SEGMENT INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 8,203	$ 7,239	$ 6,135
FFO	1,147	866	873
Total assets	111,643	122,520
Total liabilities	66,708	75,780
Core Office
Disclosure of operating segments [line items]
Revenue	2,149	2,105	2,147
FFO	582	520	534
Total assets	36,758	34,095
Total liabilities	17,592	15,033
Core Retail
Disclosure of operating segments [line items]
Revenue	1,589	584	0
FFO	707	552	486
Total assets	32,921	29,658
Total liabilities	16,996	13,749
LP Investments
Disclosure of operating segments [line items]
Revenue	4,452	4,544	3,987
FFO	268	228	281
Total assets	41,838	58,610
Total liabilities	27,457	41,604
Corporate
Disclosure of operating segments [line items]
Revenue	13	6	1
FFO	(410)	(434)	$ (428)
Total assets	126	157
Total liabilities	$ 4,663	$ 5,394